10.31 Fidelity SAI Emerging Markets Index Fund PRO-03 | Fidelity® SAI Emerging Markets Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI Emerging Markets Index Fund}	10.31 Fidelity SAI Emerging Markets Index Fund PRO-03 Fidelity® SAI Emerging Markets Index Fund Fidelity SAI Emerging Markets Index Fund-Default
Management fee	0.09%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.077%	[1],[2]
Total annual operating expenses	0.167%
Fee waiver and/or expense reimbursement	0.085%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.082%
[1]	Adjusted to reflect current fees.
[2]	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund/class.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

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Expense Example {- Fidelity® SAI Emerging Markets Index Fund}	10.31 Fidelity SAI Emerging Markets Index Fund PRO-03 Fidelity® SAI Emerging Markets Index Fund Fidelity SAI Emerging Markets Index Fund-Default USD ($)
1 year	$ 8
3 years	42
5 years	83
10 years	$ 202